Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Aldagen Inc [Member] Other Than Employee Stock Option [Member]	Dec. 31, 2010 Aldagen Inc [Member] Employee Stock Option [Member]
Risk free rate	0.63%	1.03%	2.70%	1.53%
Expected years until exercise	5 years 2 months 12 days	5 years	6 years 29 days	6 years 29 days
Expected stock volatility	129.00%	141.00%	82.90%	85.20%
Dividend yield	0.00%	0.00%	0.00%	0.00%